Schedule of Assumptions used for Fair Value of Convertible Promissory Notes (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 1		0.61%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 2		0.05%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 3		2.34
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 4		0.36
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 5		147.42%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 6		212.64%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 7		4.80
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 8		3.20
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 9		0.00%
Summary Of Significant Accounting Policies Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 10		0.00%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 1	0.66%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 2	0.61%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 3	1.59
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 4	2.34
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 5	133.05%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 6	147.42%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 7	3.18
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 8	4.80
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 9	0.00%
Basis Of Presentation Schedule Of Assumptions Used For Fair Value Of Convertible Promissory Notes 10	0.00%